Consolidated Statements Of Cash Flows (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Cash flows from operating activities:
Net loss	$ (96.4)	$ (29.0)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization	37.7	41.0
Amortization of discounts on long-term debt	6.2	8.7
Impairment of long-lived assets	4.2	1.5
Stock-based compensation	4.8	3.7
Other non-cash items	1.9	3.1
Changes in assets and liabilities:
Accounts and notes receivable	234.1	110.1
Inventories	82.5	(83.2)
Other current assets	1.1	(3.0)
Accounts payable	(155.7)	20.5
Accrued expenses and other	(57.4)	(50.5)
Net cash provided by operating activities	63.0	22.9
Cash flows from investing activities:
Additions to property, plant and equipment	(11.7)	(27.7)
Proceeds from sale of property, plant and equipment	6.5
Changes in restricted cash	(5.6)	(26.5)
Other investing activities	(3.6)	0.1
Net cash used in investing activities	(14.4)	(54.1)
Cash flows from financing activities:
Principal amount of long-term debt repayments	(72.5)
Payments of dividends		(24.9)
Changes in cash overdrafts	(79.8)	(17.9)
Net cash used in financing activities	(152.3)	(42.8)
Net decrease in cash and cash equivalents	(103.7)	(74.0)
Cash and cash equivalents, beginning of period	535.7	591.7
Cash and cash equivalents, end of period	$ 432.0	$ 517.7